Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2050 Fund
June 30, 2026
AFF50-NPRT1-0826
1.833438.120
Bond Funds - 3.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	102,965	788,713
Fidelity Series Emerging Markets Debt Fund (b)	1,277,171	11,073,076
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	289,691	2,795,516
Fidelity Series Floating Rate High Income Fund (b)	191,187	1,657,593
Fidelity Series High Income Fund (b)	1,206,554	10,786,589
Fidelity Series International Credit Fund (b)	72,528	617,210
Fidelity Series International Developed Markets Bond Index Fund (b)	1,290,295	11,019,120
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,502,481	45,318,224
Fidelity Series Real Estate Income Fund (b)	169,336	1,713,682
TOTAL BOND FUNDS (Cost $89,181,930)		85,769,723

Domestic Equity Funds - 55.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	10,283,657	186,956,882
Fidelity Advisor Series Growth Opportunities Fund (b)	6,350,188	132,401,421
Fidelity Series All-Sector Equity Fund (b)	5,968,090	90,416,565
Fidelity Series Commodity Strategy Fund (b)	42,210	4,525,306
Fidelity Series Intrinsic Opportunities Fund (b)	1,864,237	22,557,262
Fidelity Series Large Cap Stock Fund (b)	8,962,760	264,580,674
Fidelity Series Large Cap Value Index Fund (b)	1,140,549	24,156,832
Fidelity Series Opportunistic Insights Fund (b)	5,657,122	160,945,123
Fidelity Series Small Cap Core Fund (b)	425,794	6,914,899
Fidelity Series Small Cap Discovery Fund (b)	1,571,430	20,680,023
Fidelity Series Small Cap Opportunities Fund (b)	1,829,331	36,970,787
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,419,647	145,721,935
Fidelity Series Value Discovery Fund (b)	7,816,841	145,862,257
TOTAL DOMESTIC EQUITY FUNDS (Cost $795,695,041)		1,242,689,966

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,195,513	87,770,142
Fidelity Series Emerging Markets Fund (b)	4,114,129	62,781,608
Fidelity Series Emerging Markets Opportunities Fund (b)	7,876,113	253,138,263
Fidelity Series International Growth Fund (b)	7,799,420	168,233,491
Fidelity Series International Small Cap Fund (b)	913,673	17,277,562
Fidelity Series International Value Fund (b)	9,885,565	165,484,351
Fidelity Series Overseas Fund (b)	10,311,383	166,941,294
Fidelity Series Select International Small Cap Fund (b)	114,683	1,774,149
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $553,055,591)		923,400,860

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	280,000	279,580
US Treasury Bills 0% 7/2/2026 (d)	3.63	1,090,000	1,089,891
US Treasury Bills 0% 7/23/2026 (d)	3.63	2,590,000	2,584,321
US Treasury Bills 0% 7/30/2026 (d)	3.62	1,740,000	1,734,962
US Treasury Bills 0% 7/9/2026 (d)	3.63	310,000	309,749
US Treasury Bills 0% 8/13/2026 (d)	3.63	460,000	457,995
US Treasury Bills 0% 8/27/2026 (d)	3.63	160,000	159,070
US Treasury Bills 0% 8/6/2026 (d)	3.63	380,000	378,626
US Treasury Bills 0% 9/10/2026 (d)	3.66 to 3.67	440,000	436,837
US Treasury Bills 0% 9/17/2026 (d)	3.66	110,000	109,131
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	60,000	59,610
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,599,850)			7,599,772

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,553,439)	3.69	3,552,735	3,553,446

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,449,085,851)	2,263,013,767
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,519,044)
NET ASSETS - 100.0%	2,260,494,723

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	308	9/2026	34,582,625	369,340
CBOT US Treasury Long Bond Contracts (United States)	453	9/2026	51,217,313	1,150,658
CBOT US Treasury Ultra Bond Contracts (United States)	234	9/2026	27,041,625	467,342
ICE MSCI EAFE Index Contracts (United States)	113	9/2026	17,770,945	(37,204)
ICE MSCI Emerging Markets Index Contracts (United States)	209	9/2026	18,363,785	(8,666)
TOTAL LONG				1,941,470
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(117)	9/2026	(17,816,760)	(567,227)
CME E-Mini S&P 500 Index Contracts (United States)	(37)	9/2026	(13,964,263)	(165,768)
TOTAL SHORT				(732,995)
TOTAL FUTURES CONTRACTS				1,208,475

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,599,772.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,178,384	16,409,826	16,034,771	22,061	-	7	3,553,446	3,552,735	0.0%
Total	3,178,384	16,409,826	16,034,771	22,061	-	7	3,553,446

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	166,313,724	5,911,157	17,695,135	-	1,487,010	30,940,126	186,956,882	10,283,657
Fidelity Advisor Series Growth Opportunities Fund	117,480,229	1,603,137	20,556,082	-	2,296,500	31,577,637	132,401,421	6,350,188
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	801,598	15,380	36,779	423	(7,384)	15,898	788,713	102,965
Fidelity Series All-Sector Equity Fund	76,433,471	2,919,426	2,530,634	-	198,909	13,395,393	90,416,565	5,968,090
Fidelity Series Canada Fund	81,139,622	7,144,099	2,606,085	-	255,629	1,836,877	87,770,142	4,195,513
Fidelity Series Commodity Strategy Fund	13,608,392	250,741	9,082,777	-	1,267,109	(1,518,159)	4,525,306	42,210
Fidelity Series Emerging Markets Debt Fund	10,472,700	574,447	350,334	153,902	10,739	365,524	11,073,076	1,277,171
Fidelity Series Emerging Markets Debt Local Currency Fund	2,754,392	34,898	90,782	-	(1,448)	98,456	2,795,516	289,691
Fidelity Series Emerging Markets Fund	53,060,242	1,687,408	3,014,730	-	886,392	10,162,296	62,781,608	4,114,129
Fidelity Series Emerging Markets Opportunities Fund	209,887,620	3,647,115	9,712,371	-	1,988,560	47,327,339	253,138,263	7,876,113
Fidelity Series Floating Rate High Income Fund	1,663,523	55,025	62,949	30,097	34	1,960	1,657,593	191,187
Fidelity Series Government Money Market Fund	-	6,964,153	6,964,153	14,114	-	-	-	-
Fidelity Series High Income Fund	10,463,045	501,573	344,263	170,674	6,674	159,560	10,786,589	1,206,554
Fidelity Series International Credit Fund	608,614	5,204	3,159	5,204	241	6,310	617,210	72,528
Fidelity Series International Developed Markets Bond Index Fund	12,009,431	413,902	1,497,342	100,669	(64,463)	157,592	11,019,120	1,290,295
Fidelity Series International Growth Fund	151,538,191	2,196,218	8,236,469	-	1,006,122	21,729,429	168,233,491	7,799,420
Fidelity Series International Small Cap Fund	19,190,122	-	3,503,283	-	882,342	708,381	17,277,562	913,673
Fidelity Series International Value Fund	152,139,208	9,068,952	4,742,621	-	405,810	8,613,002	165,484,351	9,885,565
Fidelity Series Intrinsic Opportunities Fund	24,882,852	-	5,396,298	-	283,391	2,787,317	22,557,262	1,864,237
Fidelity Series Large Cap Stock Fund	226,738,289	17,071,119	7,283,717	-	834,132	27,220,851	264,580,674	8,962,760
Fidelity Series Large Cap Value Index Fund	21,354,914	811,477	965,627	-	70,541	2,885,527	24,156,832	1,140,549
Fidelity Series Long-Term Treasury Bond Index Fund	38,213,422	9,928,886	2,802,981	372,333	(304,450)	283,347	45,318,224	8,502,481
Fidelity Series Opportunistic Insights Fund	142,137,738	2,477,597	6,782,007	-	647,084	22,464,711	160,945,123	5,657,122
Fidelity Series Overseas Fund	151,989,985	3,915,208	6,122,106	-	404,534	16,753,673	166,941,294	10,311,383
Fidelity Series Real Estate Income Fund	1,717,545	40,357	63,333	15,421	(66)	19,179	1,713,682	169,336
Fidelity Series Select International Small Cap Fund	1,604,711	46,922	21,575	-	2,197	141,894	1,774,149	114,683
Fidelity Series Small Cap Core Fund	5,818,109	297,982	190,969	207,331	22,203	967,574	6,914,899	425,794
Fidelity Series Small Cap Discovery Fund	18,125,353	235,334	1,600,353	216,846	159,033	3,760,656	20,680,023	1,571,430
Fidelity Series Small Cap Opportunities Fund	37,438,503	-	7,320,826	-	2,940,564	3,912,546	36,970,787	1,829,331
Fidelity Series Stock Selector Large Cap Value Fund	128,742,513	9,625,917	5,417,362	-	258,352	12,512,515	145,721,935	9,419,647
Fidelity Series Value Discovery Fund	128,396,721	9,290,138	5,979,447	-	306,552	13,848,293	145,862,257	7,816,841
	2,006,724,779	96,733,772	140,976,549	1,287,014	16,242,843	273,135,704	2,251,860,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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